As filed with the Securities and Exchange Commission on November 6, 2015

1933 Act Registration No. 033-48940

1940 Act Registration No. 811-06722

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.

POST-EFFECTIVE AMENDMENT NO. 117

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 117

FORWARD FUNDS

(Exact Name of Registrant as Specified in Charter)

101 California Street, 16th Floor

San Francisco, California 94111

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: 1-800-999-6809

JOHN A. BLAISDELL

Forward Funds

101 California Street, 16th Floor

San Francisco, California 94111

(Name and Address of Agent for Service)

COPIES TO:

GEORGE J. ZORNADA

K&L Gates LLP

One Lincoln Street

Boston, MA 02111

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on January 4, 2016 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, this Post-Effective Amendment (“PEA”) No. 117 to the Registration Statement for Forward Funds (“Registrant”) is being filed for the purpose of designating January 4, 2016 as the new effective date for PEA No. 115. PEA No. 115 was filed pursuant to Rule 485(a) on October 30, 2015 for the purpose of revising disclosure regarding the Forward EM Corporate Debt Fund and the Forward High Yield Bond Fund. PEA No. 115 was scheduled to become effective on December 29, 2015. Accordingly, the contents of PEA No. 115, consisting of Part A (the Registrant’s prospectus), Part B (the Registrant’s Statement of Additional Information), and Part C (Other Information), including Exhibits, are incorporated by reference in their entirety for this filing. As stated on the cover page to this filing, PEA No. 115 is intended to become effective on January 4, 2016.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 117 to this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Houston in the State of Texas, on this 6th day of November, 2015.

FORWARD FUNDS

/s/ John Blaisdell
John A. Blaisdell
PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ John Blaisdell	President and Trustee	November 6, 2015
John A. Blaisdell

/s/ Haig G. Mardikian*	Trustee	November 6, 2015
Haig G. Mardikian

/s/ G. Edward Powell*	Trustee	November 6, 2015
Edward Powell

/s/ Cecilia H. Herbert*	Trustee	November 6, 2015
Cecilia H. Herbert

/s/ Julie Allecta*	Trustee	November 6, 2015
Julie Allecta

/s/ A. John Gambs*	Trustee	November 6, 2015
A. John Gambs

/s/ Karin B. Bonding*	Trustee	November 6, 2015
Karin B. Bonding

/s/ Jonathan P. Carroll*	Trustee	November 6, 2015
Jonathan P. Carroll

/s/ Bernard Harris, Jr.*	Trustee	November 6, 2015
Bernard A. Harris, Jr.

/s/ Jeremy L. Radcliffe*	Secretary and Trustee	November 6, 2015
Jeremy L. Radcliffe

	/s/ Richard C. Johnson*	Trustee	November 6, 2015
Richard C. Johnson

	/s/ Scott Schwinger*	Trustee	November 6, 2015
Scott E. Schwinger

	/s/ Barbara Tolle	Treasurer	November 6, 2015
Barbara Tolle

*By:	/s/ Barbara Tolle		November 6, 2015
Barbara Tolle
Attorney-in-Fact